Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Other Property, Plant and Equipment
Gross other property, plant and equipment	$ 5,430,000	$ 5,335,000
Less: Accumulated depreciation and amortization	(1,986,000)	(1,937,000)
Net other property, plant and equipment	3,444,000	3,398,000
Depreciation and amortization of other property, plant and equipment	800,000	800,000	700,000
Oil and Gas Sales Payable
Period of remittance for oil and gas sales payable	60 days
Asset Retirement Obligations
ARO liability at beginning of year	9,506,000	9,563,000
Liabilities incurred	1,516,000	662,000	4,077,000
Accretion of discount	608,000	596,000
Liabilities settled due to sale of related properties	(271,000)	(927,000)
Liabilities settled due to plugging and abandonment	(702,000)	(388,000)
Change in estimate	307,000
ARO liability at end of year	10,963,000	9,506,000	9,563,000
Less: Current portion of ARO at end of year	(2,590,000)	(174,000)
Total long-term ARO at end of year	8,373,000	9,332,000
Liabilities incurred related to wells acquired	824,000
Tax Receivable Agreement
Cash savings to be paid under tax receivable agreement with JEH and the pre-IPO owners (as a percent)	85.00%
Benefits of cash savings retained under tax receivable agreement (as a percent)	15.00%
Liabilities recorded	0
Number of exchanges	0
Minimum
Other Property, Plant and Equipment
Estimated useful lives	3 years
Maximum
Other Property, Plant and Equipment
Estimated useful lives	10 years
Leasehold improvements
Other Property, Plant and Equipment
Gross other property, plant and equipment	1,060,000	983,000
Furniture, fixtures, computers and software
Other Property, Plant and Equipment
Gross other property, plant and equipment	2,491,000	2,204,000
Vehicles
Other Property, Plant and Equipment
Gross other property, plant and equipment	835,000	719,000
Aircraft
Other Property, Plant and Equipment
Gross other property, plant and equipment	910,000	1,295,000
Other
Other Property, Plant and Equipment
Gross other property, plant and equipment	$ 134,000	$ 134,000